UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4052

CitiFund Trust III

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
c/o Citigroup Asset Management
300 First Stamford Place, 4th Floor
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-625-4554

Date of fiscal year end: August 31
Date of reporting period: May 31, 2005

ITEM 1.           SCHEDULE OF INVESTMENTS

CITIFUNDS TRUST III

CITI CALIFORNIA TAX FREE RESERVES

FORM N-Q
MAY 31, 2005

CITI CALIFORNIA TAX FREE RESERVES

Schedule of Investments (unaudited)	May 31, 2005

FACE
AMOUNT	RATING‡	SECURITY	VALUE

Education — 9.2%
		California EFA Revenue:
$ 1,085,000	VMIG1 (a)	Pepperdine University, Series B, 2.930% due 6/2/05 (b)	$1,085,000
10,000,000	A-1+	Stanford University, Series S-4, 2.870% due 6/2/05 (b)	10,000,000
1,450,000	F1(c)	San Diego County, CA, COP, Friends of Chabad, LOC-Comerica Bank,
		3.010% due 6/2/05 (b)	1,450,000
2,600,000	VMIG1 (a)	Val Verde, CA, Union School District COP, Land Bank Program, Series A,
		LOC-Bank of America, 2.910% due 6/2/05 (b)	2,600,000
6,540,000	A-1+	William S Hart, CA, Union High School District COP, School Facilities Bridge
		Program, FSA-Insured, 2.900% due 6/2/05 (b)	6,540,000

		Total Education	21,675,000

Electric — 6.5%
		California State Department Water Reservoir Power Supply Revenue:
9,850,000	A-1+	Putters, Series 344, AMBAC-Insured, 2.990% due 6/2/05 (b)	9,850,000
2,500,000	A-1+	Series C-14, LOC- Westdeutsche Landesbank, 2.910% due 6/2/05 (b)	2,500,000
3,000,000	A-1+	Puerto Rico, Electric Power Authority Revenue, Municipal Securities Trust
		Recipients, Series SGA 43, MBIA-Insured, 2.940% due 6/1/05 (b)	3,000,000

		Total Electric	15,350,000

Finance — 6.9%
3,000,000	VMIG1 (a)	ABN Amro Municipal Certificates Trust, FGIC-Insured, 2.970% due 6/1/05 (b)	3,000,000
		California Infrastructure & Economic Development Bank Revenue, J Paul Getty Trust:
3,000,000	A-1+	Series A, 1.620% due 10/3/05 (d)	3,000,000
		Series B:
1,000,000	A-1+	1.620% due 10/3/05 (d)	1,000,000
2,500,000	A-1+	2.250% due 2/2/06 (d)	2,500,000
800,000	A-1	Puerto Rico Commonwealth Government Development Bank, Refunding,
		MBIA-Insured, 2.850% due 6/1/05 (b)	800,000
		Puerto Rico Public Finance Corp.:
2,300,000	A-1	Series 112, AMBAC-Insured, 2.980% due 6/2/05 (b)	2,300,000
2,000,000	A-1	Series PA-579, AMBAC-Insured, 2.960% due 6/2/05 (b)	2,000,000
1,715,000	A-1	Virgin Islands Public Finance Authority Revenue, Series PA-1233, FSA-Insured,
		2.980% due 6/2/05 (b)	1,715,000

		Total Finance	16,315,000

General Obligation — 6.4%
		Irvine Ranch California Water District, GO:
7,790,000	A-1+	Consolidated Improvement District, LOC-Landesbank Baden, 2.820% due 6/1/05 (b)	7,790,000
400,000	A-1+	LOC-Bank of America, 2.930% due 6/1/05 (b)	400,000
		Oakland, CA, GO:
1,900,000	VMIG1 (a)	Series 756, FGIC-Insured, 2.970% due 6/2/05 (b)	1,900,000
5,000,000	SP-1+	TRAN, 3.000% due 7/27/05	5,011,792

		Total General Obligation	15,101,792

Housing: Multi Family — 11.8%
3,580,000	A-1+	Anaheim, CA, MFH Revenue, Cobblestone Apartments, Series B, FNMA-
		Collateralized, 2.980% due 6/2/05 (b)(e)	3,580,000
		California Statewide CDA, Multifamily Revenue:
4,150,000	A-1+	Refunding Housing, Foxwood Apartments, Series J, LOC-Well Fargo Bank,
		2.980% due 6/2/05 (b)	4,150,000
8,000,000	A-1+	River Run, Senior Apartments, Project LL, FHLB-Collateralized,
		2.980% due 6/2/05 (b)(e)	8,000,000
4,250,000	A-1+	Village At Hesperia, Series CCC, FNMA-Collateralized,
		2.980% due 6/2/05 (b)(e)	4,250,000
5,800,000	A-1+	Village Green Apartments, Series II, FHLMC-Collateralized, 2.980% due 6/2/05 (b)(e)	5,800,000
2,000,000	A-1+	Sacramento County, CA, Development Authority, MFH Revenue, Natomas Park
		Apartments, Issue B, FNMA-Collateralized, 2.980% due 6/2/05 (b)(e)	2,000,000

		Total Housing: Multi Family	27,780,000

See Notes to Schedule of Investments.

CITI CALIFORNIA TAX FREE RESERVES

Schedule of Investments (unaudited) (continued)	May 31, 2005

FACE
AMOUNT	RATING‡	SECURITY	VALUE

Housing: Single Family — 5.0%
$6,895,000	A-1+	Los Angeles, CA, Convention & Exhibition Center Authority Lease Revenue,
		Refunding, Series F, AMBAC-Insured, 2.980% due 6/1/05 (b)	$6,895,000
4,800,000	VMIG1 (a)	Sacramento County, CA, City Financing Authority Lease Revenue, Series G,
		AMBAC-Insured, 2.990% due 6/2/05 (b)	4,800,000

		Total Housing: Single Family	11,695,000

Industrial Development — 2.4%
2,700,000	A-1+	California Infrastructure & Economic Development Bank Industrial Revenue,
		Series B, AMBAC-Insured, 2.930% due 6/1/05 (b)	2,700,000
2,910,000	F1+(c)	California Statewide CDA, IDR, Florestone Products Project, LOC-Wells Fargo
		Bank, 3.080% due 6/1/05 (b)(e)	2,910,000

		Total Industrial Development	5,610,000

Life Care Systems — 3.2%
5,000,000	A-1+	Antelope Valley, CA, Health Care District, Series A, LOC-JP Morgan Chase Bank,
		2.890% due 6/2/05 (b)	5,000,000
2,450,000	A-1	California Statewide Community Development Corp. COP, Covenant Retirement
		Communities, LOC-Lasalle National Bank, 2.910% due 6/2/05 (b)	2,450,000

		Total Life Care Systems	7,450,000

Miscellaneous — 23.7%
20,000,000	SP-1	California State, RAN, Series A, 3.000% due 6/30/05	20,016,247
4,600,000	A-1+	California State Economic Recovery, Series C-9, LOC-Bank of Nova Scotia, 2.930% due 6/1/05 (b)	4,600,000
7,500,000	SP-1+	Los Angeles County, CA, TRAN, Series A, 3.000% due 6/30/05	7,508,210
10,000,000	SP-1+	Sacramento County, CA, TRAN, Series A, 3.000% due 7/11/05	10,014,549
11,000,000	SP-1+	Santa Barbara County, CA, TRAN, Series A, 3.000% due 7/26/05	11,023,487
2,600,000	A-1+	Westminster, CA, RDA Tax Allocation Revenue, Refunding Commercial
		Redevelopment Project, AMBAC-Insured, 2.950% due 6/2/05 (b)	2,600,000

		Total Miscellaneous	55,762,493

Pollution Control — 0.7%
1,600,000	A-1+	California PCFA, PCR, Refunding, Pacific Gas & Electric, Series F, LOC-Bank
		One, 2.940% due 6/1/05 (b)	1,600,000

Transportation — 9.1%
10,000,000	A-1+	Bay Area Toll Authority, California Toll Bridge Revenue, San Francisco Bay Area,
		Series A, AMBAC-Insured, 2.910% due 6/2/05 (b)	10,000,000
6,700,000	A-1+	San Francisco County, CA, 2.800% due 7/14/05	6,700,000
4,800,000	VMIG1 (a)	San Francisco, CA, City & County Airports Community, Trust Receipts,
		Series SSP-38A, FSA-Insured, 3.070% due 6/1/05 (b)(c)	4,800,000

		Total Transportation	21,500,000

See Notes to Schedule of Investments.

CITI CALIFORNIA TAX FREE RESERVES

Schedule of Investments (unaudited) (continued)	May 31, 2005

FACE
AMOUNT		SECURITY	VALUE

Water & Sewer — 14.5%
$3,900,000	A-1+	Eastern Municipal Water District, California Water & Sewer Revenue COP,
		Refunding, Series B, MBIA-Insured, 2.900% due 6/2/05 (b)	$3,900,000
9,000,000	A-1+	Los Angeles, CA, Wastewater Systems Revenue, Refunding Subordinated,
		Series B, FGIC-Insured, 2.150% due 12/15/05 (d)	9,000,000
5,900,000	A-1+	Los Angeles, CA, Water & Power Revenue, Power System, Subseries A-8, 2.950% due 6/2/05 (b)	5,900,000
3,000,000	A-1+	Manteca, CA, Financing Authority Water Revenue, SGA-147, MBIA-Insured, 2.950% due 6/1/05 (b)	3,000,000
		Metropolitan Water District Southern California Waterworks Revenue:
4,800,000	A-1+	Authorization, Series B, SPA-Landesbank Hessen, 2.900% due 6/2/05 (b)	4,800,000
		Refunding:
2,200,000	A-1+	Series C-2, SPA-Dexia, 2.900% due 6/2/05 (b)	2,200,000
1,000,000	A-1+	Series A, SPA-Landesbank Baden, 2.850% due 6/2/05 (b)	1,000,000
3,300,000	A-1+	Otay, CA, Water District COP, Capital Projects, LOC-Landesbank Hessen, 2.890% due 6/1/05 (b)	3,300,000
900,000	A-1	Puerto Rico Commonwealth, Infrastructure Financing Authority, Series PA-498,
		AMBAC-Insured, 2.960% due 6/2/05 (b)	900,000

		Total Water & Sewer	34,000,000

		TOTAL INVESTMENTS — 99.4% (Cost — $233,839,285#)	233,839,285
		Other Assets In Excess of Liabilities — 0.6%	1,300,960

		TOTAL NET ASSETS — 100.0%	$235,140,245

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise footnoted.

(a)	Rating by Moody’s Investors Service, Inc.

(b)	Variable rate demand obligation payable at par on demand at any time on no more than seven days notice. The coupon rate listed represents the current rate at the period end. The due dates on these securities reflect the next interest rate reset date or, when applicable, the maturity date.

(c)	Rating by Fitch Rating Service.

(d)	Maturity date shown represents the mandatory tender date.

(e)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (AMT).

#	Aggregate cost for Federal income tax purposes is substantially the same.

See pages 4 and 5 for definitions of ratings.

Abbreviations used in this schedule:
AMBAC - Ambac Assurance Corporation
CDA - Community Development Authority
COP - Certificate of Participation
EFA - Educational Facilities Authority
FGIC - Financial Guaranty Insurance Company
FHLB - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
FSA - Financial Security Assurance
GO - General Obligation
IDR - Industrial Development Revenue
LOC - Letter of Credit
MBIA - Municipal Bond Investors Assurance Corporation
MFH - Multi-Family Housing
PCFA - Pollution Control Finance Authority
PCR - Pollution Control Revenue
RAN - Revenue Anticipation Notes
RDA - Redevelopment Agency
SPA - Standby Bond Purchase Agreement
TRAN - Tax and Revenue Anticipation Notes

See Notes to Schedule of Investments.

Bond Ratings
(unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A	—	Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—	Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal.
Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B,
CCC
and CC	—	Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation.
“BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation.
While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	—	Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”)—Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Ba,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—	Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa	—	Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A	—	Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa	—	Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Bond Ratings
(unaudited) (continued)

Ba	—	Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B	—	Bonds rated “B” are generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa	—	Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca	—	Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

Fitch Rating Service (“Fitch”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories

AAA	—	Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.

AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A	—	Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—	Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal.
Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B,
CCC
and CC	—	Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation.
“BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation.
While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

NR	—	Indicates that the bond is not rated by Standard & Poor’s, Moody’s, or Fitch.

Short-Term Security Ratings
(unaudited)
SP-1	—	Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest;
those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1	—	Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong;
those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1	—	Moody’s highest rating for issues having a demand feature— VRDO.

P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

F-1	—	Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments;
those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Citi California Tax Free Reserves (the “Fund”), is a separate non-diversified series of CitiFunds Trust III (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

Investment Valuation. Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. This method involves valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is subject to its compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

Security Transactions. Security Transactions are accounted for on a trade date basis.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of
1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CitiFund Trust III

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date: July 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date: July 28, 2005

By	/s/ Frances M. Guggino

Frances M. Guggino
Chief Financial Officer

Date: July 28, 2005